CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2020	Oct. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 6,137,689	$ 6,243,029
Restricted cash	785,806	723,557
Accounts receivable	1,247,059	173,055
Deferred offering costs	895,567	483,647
Prepaid expenses and other current assets	494,476	464,856
Total Current Assets	9,560,597	8,088,144
NON-CURRENT ASSETS:
Security deposit - noncurrent portion	7,419	6,569
Property and equipment, net	15,097	20,464
Intangible assets, net	160,219	170,348
Right-of-use assets, operating leases, net	317,141	124,101
Total Non-current Assets	499,876	321,482
Total Assets	10,060,473	8,409,626
CURRENT LIABILITIES:
VAT and other taxes payable	548,630	318,871
Accrued liabilities and other payables	310,105	187,074
Due to related parties	241,097	207,081
Current portion	170,082	77,581
Operating lease liabilities - related party	18,737	0
Total Current Liabilities	1,288,651	790,607
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	123,404	40,125
Operating lease liabilities - related party - noncurrent portion	9,705	0
Total Non-current Liabilities	133,109	40,125
Total Liabilities	1,421,760	830,732
Commitments and Contingencies - (Note 15)
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares, $0.001 par value; 50,000,000 shares authorized; 5,000,000 shares issued and outstanding at October 31, 2020 and 2019	5,000	5,000
Additional paid-in capital	7,696,468	7,691,468
Retained earnings	884,076	301,250
Statutory reserve	170,066	118,789
Accumulated other comprehensive loss - foreign currency translation adjustment	(117,392)	(538,087)
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	8,638,218	7,578,420
Non-controlling interest	495	474
Total Equity	8,638,713	7,578,894
Total Liabilities and Equity	$ 10,060,473	$ 8,409,626